Accounts Receivable, Net	6 Months Ended	12 Months Ended
	Mar. 31, 2020	Sep. 30, 2019
Credit Loss [Abstract]
Accounts Receivable, Net

NOTE 4 — ACCOUNTS RECEIVABLE, NET

Accounts receivable, net, consists of the following:

	March 31, 2020	September 30, 2019
	(Unaudited)
Accounts receivable	$5,752,194	$5,309,656
Less: allowance for doubtful accounts	(90,051)	(73,386)
Accounts receivable, net	$5,662,143	$5,236,270

The Company’s accounts receivable primarily includes balance due from customers when the Company’s products are sold and delivered to customers.

Approximately $5.1 million or 89% of accounts receivable balances as of March 31, 2020 has been collected as of the date of this filing.

Allowance for doubtful accounts movement is as follows:

	March 31, 2020	September 30, 2019
	(Unaudited)
Beginning balance	$73,386	$48,529
Additions	16,270	27,709
Reductions	-	-
Foreign currency translation adjustments	395	(2,852)
Ending balance	$90,051	$73,386

NOTE 4 — ACCOUNTS RECEIVABLE, NET

Accounts receivable consists of the following:

	September 30, 2019	September 30, 2018
Accounts receivable	$5,309,656	$2,602,674
Less: allowance for doubtful accounts	(73,386)	(48,529)
Accounts receivable, net	$5,236,270	$2,554,145

The Company’s accounts receivable primarily includes balance due from customers when the Company’s products are sold and delivered to customers.

Approximately 99% of the September 30, 2018 accounts receivable balance has been collected in fiscal year 2019. 98% of accounts receivable balances as of September 30, 2019 has been collected as of the date of this report.

Allowance for doubtful accounts movement is as follows:

	September 30, 2019	September 30, 2018
Beginning balance	$48,529	$13,095
Additions	27,709	37,662
Reductions	-	-
Foreign currency translation adjustments	(2,852)	(2,228)
Ending balance	$73,386	$48,529